Debt - Schedule of Long-Term Debt (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2016	Feb. 29, 2016
Debt Instrument [Line Items]
Total debt on condensed consolidated balance sheet	$ 1,838,900,000	$ 1,816,450,000	$ 1,718,297,000
Less current portion of long-term debt	(1,838,900,000)	(1,816,450,000)	(11,000,000)
Long-term debt	0	0	1,707,297,000
Senior Notes | Senior Notes 9.125 Percent Due 2020
Debt Instrument [Line Items]
Total debt on condensed consolidated balance sheet	$ 585,000,000	$ 585,000,000	580,026,000
Debt interest rate	9.125%	9.125%
Effective interest rate	9.10%	9.50%
Ascent Intercompany Loan | Promissory Note Due to Ascent Capital due October 2020
Debt Instrument [Line Items]
Total debt on condensed consolidated balance sheet	$ 0	$ 12,000,000	12,000,000		$ 12,000,000
Effective interest rate	12.50%	12.50%
Term Loan | Term Loan Due September 2022
Debt Instrument [Line Items]
Total debt on condensed consolidated balance sheet	$ 1,072,500,000	$ 1,075,250,000	1,059,598,000
Effective interest rate	8.30%	8.30%
Term Loan | Term Loan Due September 2022 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt	5.50%	5.50%
Floor on variable debt	1.00%	1.00%
Revolving Credit Facility | Revolving Credit Facility Due 2021
Debt Instrument [Line Items]
Total debt on condensed consolidated balance sheet	$ 181,400,000	$ 144,200,000	$ 66,673,000
Effective interest rate	5.70%	4.80%
Basis spread on variable debt		4.00%
Maximum borrowing on line	$ 295,000,000	$ 295,000,000		$ 295,000,000
Revolving Credit Facility | Revolving Credit Facility Due 2021 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt	4.00%	4.00%
Floor on variable debt	1.00%	1.00%